Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Interest rate on note payable to partner	1.6783%